Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Leases
Summary of amount of right-of-use lease assets and lease liabilities

(Thousands)	Balance Sheet Location	March 31, 2023	December 31, 2022
Right-of-use operating lease assets	Operating lease right-of-use assets	$16,115	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	3,206	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	13,253	8,424

(Thousands)	Balance Sheet Location	December 31, 2022
Right-of-use operating lease assets	Other long-term assets	$11,090
Operating lease liabilities - current	Accrued expenses and other current liabilities	2,832
Operating lease liabilities - noncurrent	Other long-term liabilities	8,424

Schedule of components of lease costs

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating lease cost	$1,221	$929
Short-term lease cost	234	254
Total	$1,455	$1,183

	March 31, 2023		March 31, 2022
Weighted-average discount rate	8.0%		7.4%
Weighted-average remaining lease term	5.3	years	5.5	years

(Thousands)	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022
Operating cash flows from operating leases	$1,065	$832

Year Ended
(Thousands)	December 31, 2022
Operating lease cost	$907
Short-term lease cost	235
Total	$1,142

The following table presents information about the Company’s weighted average discount rate and remaining lease term:

December 31, 2022
Weighted-average discount rate	8.4%
Weighted-average remaining lease term	4.6 years

Supplemental cash flow information about the Company’s leases is as follows:

Year Ended
(Thousands)	December 31, 2022
Operating cash flows from operating leases	$891

Schedule of future minimum lease payments under non-cancellable operating leases

(Thousands)
Remainder of 2023	$3,212
2024	4,382
2025	3,277
2026	2,609
2027	2,589
Thereafter	4,239
Total future minimum lease payments	20,308
Less: imputed interest	(3,849)
Present value of minimum lease payments	$16,459

Future minimum lease payments under non-cancellable operating leases as of December 31, 2022 are as follows:

(Thousands)
2023	$3,713
2024	3,264
2025	2,130
2026	1,435
2027	1,385
Thereafter	1,740
Total future minimum lease payments	13,667
Less: imputed interest	(2,411)
Present value of minimum lease payments	$11,256

Schedule of maturities of lease obligations

As previously reported in our audited Consolidated Financial Statements for year ended December 31, 2021, the minimum future lease payments under the previous lease guidance as of December 31, 2021 were as follows:

(Thousands)
2022	$4,334
2023	4,332
2024	4,174
2025	3,286
2026	2,377
Thereafter	4,373
Total	$22,876